Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 13, 2012
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 13, 2012
Prospectus Date	rr_ProspectusDate	Feb 27, 2012

Aberdeen Emerging Markets Institutional Fund (Prospectus Summary): | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund

ABERDEEN FUNDS

Aberdeen Emerging Markets Institutional Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 27, 2012

The following information supplements the information in the Aberdeen Funds Statutory Prospectus. This information is important and relates to your Fund. You should read it carefully.

The information for Institutional Service Class Shares of the Aberdeen Emerging Markets Institutional Fund (the “Fund”) in the fee table found on page 8 is deleted and replaced with the following:

THIS SUPPLEMENT IS DATED March 13, 2012

Please keep this supplement for future reference

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class Shares Aberdeen Emerging Markets Institutional Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class Shares Aberdeen Emerging Markets Institutional Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.38%
Total Annual Fund Operating Expenses		1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.28%
[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.

In addition, the 1-, 3-, 5- and 10-year expense example for Institutional Service Class Shares of the Fund found on page 9 is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Service Class Shares Aberdeen Emerging Markets Institutional Fund	130	406	702	1,545

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary): | Aberdeen Emerging Markets Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Emerging Markets Institutional Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 27, 2012

The following information supplements the information in the Aberdeen Funds Statutory Prospectus. This information is important and relates to your Fund. You should read it carefully.

The information for Institutional Service Class Shares of the Aberdeen Emerging Markets Institutional Fund (the “Fund”) in the fee table found on page 8 is deleted and replaced with the following:

THIS SUPPLEMENT IS DATED March 13, 2012

Please keep this supplement for future reference

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02-27-2013
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, the 1-, 3-, 5- and 10-year expense example for Institutional Service Class Shares of the Fund found on page 9 is deleted and replaced with the following:
Aberdeen Emerging Markets Institutional Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545

[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.

Aberdeen Emerging Markets Institutional Fund (Second Summary Prospectus) | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund

ABERDEEN FUNDS

Aberdeen Emerging Markets Institutional Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 27, 2012

The following information supplements the information in the Aberdeen Funds Statutory Prospectus. This information is important and relates to your Fund. You should read it carefully.

The information for Institutional Service Class Shares of the Aberdeen Emerging Markets Institutional Fund (the “Fund”) in the fee table found on page 8 is deleted and replaced with the following:

THIS SUPPLEMENT IS DATED March 13, 2012

Please keep this supplement for future reference

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Shares Aberdeen Emerging Markets Institutional Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares Aberdeen Emerging Markets Institutional Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.38%
Total Annual Fund Operating Expenses		1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.28%
[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.

In addition, the 1-, 3-, 5- and 10-year expense example for Institutional Service Class Shares of the Fund found on page 9 is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares Aberdeen Emerging Markets Institutional Fund	130	406	702	1,545

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Institutional Fund (Second Summary Prospectus) | Aberdeen Emerging Markets Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Emerging Markets Institutional Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 27, 2012

The following information supplements the information in the Aberdeen Funds Statutory Prospectus. This information is important and relates to your Fund. You should read it carefully.

The information for Institutional Service Class Shares of the Aberdeen Emerging Markets Institutional Fund (the “Fund”) in the fee table found on page 8 is deleted and replaced with the following:

THIS SUPPLEMENT IS DATED March 13, 2012

Please keep this supplement for future reference

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02-27-2013
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, the 1-, 3-, 5- and 10-year expense example for Institutional Service Class Shares of the Fund found on page 9 is deleted and replaced with the following:
Aberdeen Emerging Markets Institutional Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545

[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.